Debt - Credit Facilities (Details)	Dec. 31, 2022 USD ($) facility
Line of credit | Line of credit
Debt
Maximum borrowing capacity	$ 1,810,000,000
Number of separate facilities | facility	4
Letter of credit
Debt
Maximum borrowing capacity	$ 960,000,000
Available borrowing capacity	957,000,000
Letter of credit | Variable Rate Demand Obligation
Debt
Available borrowing capacity	2,504,000
Commercial paper
Debt
Line of credit, amount outstanding	$ 659,000,000